Subsidiaries - Summary of Significant Subsidiaries (Parenthetical) (Detail)		12 Months Ended
	May 03, 2022	Jun. 30, 2022	Jun. 30, 2021
Disclosure of significant subsidiaries [line items]
Percentage of investment sold	80.00%
BHP Iron Ore (Jimblebar) Pty Ltd [member]
Disclosure of significant subsidiaries [line items]
Effective Group interest		92.50%	92.50%
Group's interest		85.00%	85.00%